Schedule of Investments (unaudited) December 31, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Curtiss-Wright Corp.	142,518	$16,581,969
Hexcel Corp.	456,479	22,134,667

		38,716,636

Air Freight & Logistics — 0.5%
XPO Logistics Inc.(a)(b)	239,295	28,523,964

Airlines — 0.4%
JetBlue Airways Corp.(a)	1,714,504	24,928,888

Auto Components — 2.2%
Adient PLC(a)	511,798	17,795,216
Dana Inc.	787,593	15,373,815
Gentex Corp.	561,019	19,035,375
Goodyear Tire & Rubber Co. (The)	1,270,768	13,864,079
Lear Corp.	297,955	47,383,784
Visteon Corp.(a)(b)	78,890	9,902,273

		123,354,542

Automobiles — 1.1%
Harley-Davidson Inc.(b)	835,907	30,677,787
Thor Industries Inc.(b)	301,939	28,077,308

		58,755,095

Banks — 11.4%
Associated Banc-Corp.	837,190	14,274,089
BancorpSouth Bank	525,580	14,421,915
Bank of Hawaii Corp.	218,366	16,731,203
Bank OZK	660,683	20,659,557
Cathay General Bancorp.	408,165	13,138,831
CIT Group Inc.	537,046	19,279,951
Commerce Bancshares Inc.	298,774	19,629,452
Cullen/Frost Bankers Inc.	305,034	26,608,116
East West Bancorp. Inc.	772,020	39,149,134
First Financial Bankshares Inc.	278,869	10,088,086
First Horizon Corp.	3,025,537	38,605,852
FNB Corp.	1,758,620	16,706,890
Fulton Financial Corp.	884,394	11,249,492
Glacier Bancorp. Inc.	260,044	11,964,624
Hancock Whitney Corp.	471,020	16,024,100
Home BancShares Inc./AR	828,276	16,134,816
International Bancshares Corp.	303,511	11,363,452
PacWest Bancorp.	458,324	11,641,430
Pinnacle Financial Partners Inc.	413,599	26,635,776
Prosperity Bancshares Inc.	504,771	35,010,917
Signature Bank/New York NY	189,849	25,684,671
Sterling Bancorp./DE	1,059,424	19,048,444
Synovus Financial Corp.	805,902	26,087,048
TCF Financial Corp.	831,588	30,785,388
Texas Capital Bancshares Inc.(a)	275,042	16,364,999
Trustmark Corp.	345,713	9,441,422
UMB Financial Corp.	235,627	16,255,907
Umpqua Holdings Corp.	684,229	10,359,227
United Bankshares Inc./WV	709,029	22,972,540
Valley National Bancorp.	2,207,095	21,519,176
Webster Financial Corp.	492,971	20,778,728
Wintrust Financial Corp.	314,163	19,192,218

		627,807,451

Biotechnology — 0.5%
Ligand Pharmaceuticals Inc.(a)(b)	42,352	4,211,906

Security	Shares	Value

Biotechnology (continued)
United Therapeutics Corp.(a)	140,862	$21,381,443

		25,593,349

Building Products — 1.6%
Builders FirstSource Inc.(a)(b)	569,288	23,232,643
Lennox International Inc.	78,070	21,388,838
Owens Corning	590,249	44,717,264

		89,338,745

Capital Markets — 1.9%
Affiliated Managers Group Inc.(b)	247,312	25,151,630
Evercore Inc., Class A	81,946	8,984,559
Federated Hermes Inc.	303,558	8,769,791
Janus Henderson Group PLC	811,115	26,369,349
SEI Investments Co.	320,489	18,418,503
Stifel Financial Corp.	325,644	16,431,996

		104,125,828

Chemicals — 2.8%
Ashland Global Holdings Inc.	190,197	15,063,602
Avient Corp.	498,620	20,084,414
Cabot Corp.	308,515	13,846,153
Chemours Co. (The)	493,149	12,225,164
Ingevity Corp.(a)	114,760	8,690,775
Minerals Technologies Inc.	185,296	11,510,587
NewMarket Corp.	24,727	9,848,517
Olin Corp.	774,427	19,019,927
RPM International Inc.	269,186	24,436,705
Sensient Technologies Corp.	120,057	8,856,605
Valvoline Inc.	403,937	9,347,102

		152,929,551

Commercial Services & Supplies — 1.6%
Brink’s Co. (The)	167,058	12,028,176
Clean Harbors Inc.(a)	168,998	12,860,748
Healthcare Services Group Inc.	405,671	11,399,355
Herman Miller Inc.	321,058	10,851,760
HNI Corp.	232,869	8,024,666
KAR Auction Services Inc.	704,527	13,111,248
Stericycle Inc.(a)(b)	305,201	21,159,585

		89,435,538

Communications Equipment — 0.9%
Ciena Corp.(a)	530,180	28,020,013
NetScout Systems Inc.(a)(b)	401,048	10,996,736
ViaSat Inc.(a)(b)	349,704	11,417,836

		50,434,585

Construction & Engineering — 2.3%
AECOM(a)	822,192	40,928,718
Dycom Industries Inc.(a)	173,952	13,136,855
EMCOR Group Inc.	299,546	27,396,477
Fluor Corp.	682,183	10,894,463
MasTec Inc.(a)(b)	306,798	20,917,488
Valmont Industries Inc.	68,350	11,956,465

		125,230,466

Construction Materials — 0.2%
Eagle Materials Inc.	86,618	8,778,734

Consumer Finance — 0.7%
FirstCash Inc.	225,886	15,821,055
Navient Corp.	1,015,377	9,971,002
Prog Holdings Inc.	198,849	10,711,996

		36,504,053

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 1.4%
AptarGroup Inc.	137,587	$18,834,284
Greif Inc., Class A, NVS	144,350	6,767,128
O-I Glass Inc.	856,681	10,194,504
Silgan Holdings Inc.	239,668	8,886,890
Sonoco Products Co.	547,624	32,446,722

		77,129,528

Diversified Consumer Services — 1.6%
Adtalem Global Education Inc.(a)	283,938	9,639,695
Graham Holdings Co., Class B	22,032	11,751,428
Grand Canyon Education Inc.(a)(b)	160,907	14,982,051
H&R Block Inc.	999,775	15,856,432
Service Corp. International	376,638	18,492,926
Strategic Education Inc.	133,015	12,680,320
WW International Inc.(a)(b)	157,356	3,839,486

		87,242,338

Diversified Financial Services — 0.5%
Jefferies Financial Group Inc.	1,128,253	27,755,024

Electric Utilities — 2.0%
ALLETE Inc.	283,307	17,548,035
Hawaiian Electric Industries Inc.	596,684	21,116,647
IDACORP Inc.	275,153	26,422,943
OGE Energy Corp.	1,090,809	34,753,175
PNM Resources Inc.	264,849	12,853,122

		112,693,922

Electrical Equipment — 1.6%
Acuity Brands Inc.	200,812	24,316,325
EnerSys	118,360	9,830,982
Hubbell Inc.	118,252	18,540,731
nVent Electric PLC	929,656	21,651,688
Regal Beloit Corp.	110,638	13,587,453

		87,927,179

Electronic Equipment, Instruments & Components — 3.0%
Arrow Electronics Inc.(a)	411,985	40,086,141
Avnet Inc.	538,697	18,913,652
Belden Inc.	243,160	10,188,404
Coherent Inc.(a)	87,920	13,189,758
Jabil Inc.	734,014	31,217,615
National Instruments Corp.	393,468	17,288,984
SYNNEX Corp.	224,766	18,304,943
Vishay Intertechnology Inc.	722,565	14,964,321

		164,153,818

Energy Equipment & Services — 0.2%
ChampionX Corp.(a)(b)	597,671	9,144,366

Entertainment — 0.3%
Cinemark Holdings Inc.	586,090	10,203,827
World Wrestling Entertainment Inc., Class A(b)	107,335	5,157,447

		15,361,274

Equity Real Estate Investment Trusts (REITs) — 12.8%
American Campus Communities Inc.	457,624	19,572,578
Apartment Income REIT Corp.(a)	811,836	31,182,621
Brixmor Property Group Inc.	1,616,629	26,755,210
Camden Property Trust	281,499	28,127,380
CoreSite Realty Corp.	83,921	10,513,623
Corporate Office Properties Trust	611,443	15,946,433
Cousins Properties Inc.	810,137	27,139,589
Douglas Emmett Inc.	898,854	26,228,560
EastGroup Properties Inc.	90,559	12,502,576

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
EPR Properties	406,711	$13,218,108
First Industrial Realty Trust Inc.	344,679	14,521,326
Healthcare Realty Trust Inc.	444,963	13,170,905
Highwoods Properties Inc.	567,793	22,501,637
Hudson Pacific Properties Inc.	829,312	19,920,074
JBG SMITH Properties	606,514	18,965,693
Kilroy Realty Corp.	571,955	32,830,217
Lamar Advertising Co., Class A	235,551	19,602,554
Life Storage Inc.	127,149	15,180,319
Macerich Co. (The)(b)	611,056	6,519,968
Medical Properties Trust Inc.	1,783,067	38,853,030
National Retail Properties Inc.	947,426	38,768,672
Omega Healthcare Investors Inc.	1,237,967	44,962,961
Park Hotels & Resorts Inc.	1,287,447	22,079,716
Pebblebrook Hotel Trust(b)	713,604	13,415,755
Physicians Realty Trust	1,138,060	20,257,468
PotlatchDeltic Corp.	225,998	11,304,420
PS Business Parks Inc.	59,100	7,852,617
Rayonier Inc.	446,480	13,117,582
Rexford Industrial Realty Inc.	291,703	14,325,534
Sabra Health Care REIT Inc.	1,127,924	19,592,040
Service Properties Trust	898,424	10,322,892
Spirit Realty Capital Inc.	622,891	25,021,531
STORE Capital Corp.	811,923	27,589,144
Urban Edge Properties	598,092	7,739,310
Weingarten Realty Investors	656,574	14,227,959

		703,830,002

Food & Staples Retailing — 1.3%
BJ’s Wholesale Club Holdings Inc.(a)(b)	748,643	27,909,411
Casey’s General Stores Inc.	125,129	22,350,542
Grocery Outlet Holding Corp.(a)(b)	177,680	6,973,940
Sprouts Farmers Market Inc.(a)(b)	642,922	12,922,732

		70,156,625

Food Products — 2.3%
Flowers Foods Inc.	654,328	14,807,443
Hain Celestial Group Inc. (The)(a)	171,241	6,875,326
Ingredion Inc.	365,330	28,740,511
Lancaster Colony Corp.	44,786	8,228,532
Pilgrim’s Pride Corp.(a)	266,547	5,226,987
Post Holdings Inc.(a)	334,127	33,750,168
Sanderson Farms Inc.	107,892	14,263,322
Tootsie Roll Industries Inc.	56,142	1,667,417
TreeHouse Foods Inc.(a)	308,020	13,087,770

		126,647,476

Gas Utilities — 2.5%
National Fuel Gas Co.	497,167	20,448,479
New Jersey Resources Corp.	524,003	18,628,307
ONE Gas Inc.	290,138	22,273,894
Southwest Gas Holdings Inc.	309,770	18,818,528
Spire Inc.	281,360	18,018,294
UGI Corp.	1,136,624	39,736,375

		137,923,877

Health Care Equipment & Supplies — 2.0%
Cantel Medical Corp.	106,586	8,405,372
Haemonetics Corp.(a)	124,549	14,790,194
Hill-Rom Holdings Inc.	211,784	20,748,478
ICU Medical Inc.(a)	52,116	11,178,361
Integra LifeSciences Holdings Corp.(a)	192,930	12,525,016
LivaNova PLC(a)	264,887	17,538,168

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Neogen Corp.(a)	115,647	$9,170,807
NuVasive Inc.(a)	279,540	15,746,488

		110,102,884

Health Care Providers & Services — 1.9%
Acadia Healthcare Co. Inc.(a)	300,745	15,115,444
Encompass Health Corp.	238,473	19,719,332
Molina Healthcare Inc.(a)	148,761	31,638,489
Patterson Companies Inc.	473,422	14,027,494
Tenet Healthcare Corp.(a)	576,545	23,021,442

		103,522,201

Hotels, Restaurants & Leisure — 3.1%
Boyd Gaming Corp.	201,364	8,642,543
Caesars Entertainment Inc.(a)	477,052	35,430,652
Choice Hotels International Inc.	73,928	7,890,335
Cracker Barrel Old Country Store Inc.	129,299	17,057,124
Marriott Vacations Worldwide Corp.	223,937	30,728,635
Penn National Gaming Inc.(a)	321,883	27,801,035
Scientific Games Corp./DE, Class A(a)	129,046	5,354,119
Six Flags Entertainment Corp.	255,590	8,715,619
Wyndham Destinations Inc.	285,487	12,806,947
Wyndham Hotels & Resorts Inc.	233,605	13,885,481

		168,312,490

Household Durables — 1.1%
KB Home	480,084	16,092,416
Taylor Morrison Home Corp.(a)	708,293	18,167,715
Toll Brothers Inc.	350,502	15,236,322
TRI Pointe Group Inc.(a)(b)	691,298	11,924,891

		61,421,344

Household Products — 0.1%
Energizer Holdings Inc.	168,435	7,104,588

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	122,203	19,085,665

Insurance — 5.8%
Alleghany Corp.	78,051	47,118,608
American Financial Group Inc./OH	383,619	33,612,697
CNO Financial Group Inc.	757,580	16,841,003
First American Financial Corp.	608,856	31,435,235
Genworth Financial Inc., Class A(a)	2,758,168	10,425,875
Hanover Insurance Group Inc. (The)	203,075	23,743,529
Kemper Corp.	335,233	25,755,951
Mercury General Corp.	144,962	7,568,466
Old Republic International Corp.	1,542,134	30,395,461
Reinsurance Group of America Inc.	370,495	42,940,371
RenaissanceRe Holdings Ltd.	119,092	19,747,836
RLI Corp.	88,608	9,228,523
Selective Insurance Group Inc.	326,970	21,900,451

		320,714,006

Interactive Media & Services — 0.3%
TripAdvisor Inc.(a)	330,223	9,503,818
Yelp Inc.(a)	186,326	6,087,270

		15,591,088

IT Services — 2.9%
Alliance Data Systems Corp.	260,128	19,275,485
CACI International Inc., Class A(a)	78,355	19,536,252
Concentrix Corp.(a)	116,767	11,524,903
KBR Inc.	776,937	24,030,661
LiveRamp Holdings Inc.(a)	169,885	12,433,883

Security	Shares	Value

IT Services (continued)
MAXIMUS Inc.	127,288	$9,316,209
Perspecta Inc.	462,381	11,134,135
Sabre Corp.	1,106,797	13,303,700
Science Applications International Corp.	193,594	18,321,736
WEX Inc.(a)	101,300	20,617,589

		159,494,553

Leisure Products — 0.6%
Brunswick Corp./DE	192,165	14,650,659
Polaris Inc.	167,553	15,964,450

		30,615,109

Machinery — 4.1%
AGCO Corp.	194,172	20,017,191
Colfax Corp.(a)(b)	548,833	20,987,374
Crane Co.	269,944	20,963,851
Donaldson Co. Inc.	344,054	19,225,738
ITT Inc.	259,021	19,949,797
Kennametal Inc.	453,922	16,450,133
Middleby Corp. (The)(a)(b)	118,221	15,241,051
Nordson Corp.	109,129	21,929,473
Oshkosh Corp.	371,874	32,007,195
Terex Corp.	234,216	8,171,796
Trinity Industries Inc.	460,484	12,152,173
Woodward Inc.	152,788	18,568,326

		225,664,098

Marine — 0.3%
Kirby Corp.(a)(b)	327,261	16,961,938

Media — 0.4%
John Wiley & Sons Inc., Class A	237,850	10,860,231
TEGNA Inc.	717,027	10,002,527

		20,862,758

Metals & Mining — 2.6%
Commercial Metals Co.	654,467	13,442,752
Compass Minerals International Inc.	96,514	5,956,844
Reliance Steel & Aluminum Co.	347,693	41,636,237
Royal Gold Inc.	150,192	15,974,421
Steel Dynamics Inc.	1,089,875	40,183,691
United States Steel Corp.(b)	1,201,380	20,147,143
Worthington Industries Inc.	82,714	4,246,537

		141,587,625

Multi-Utilities — 1.2%
Black Hills Corp.	342,918	21,072,311
MDU Resources Group Inc.	1,093,528	28,803,528
NorthWestern Corp.	275,714	16,076,883

		65,952,722

Multiline Retail — 1.0%
Kohl’s Corp.	859,755	34,983,431
Nordstrom Inc.	593,059	18,509,371

		53,492,802

Oil, Gas & Consumable Fuels — 1.3%
Cimarex Energy Co.	289,006	10,840,615
EQT Corp.	931,387	11,837,929
Equitrans Midstream Corp.	1,218,729	9,798,581
Murphy Oil Corp.	787,004	9,522,749
World Fuel Services Corp.	346,137	10,785,629
WPX Energy Inc.(a)	2,201,855	17,945,118

		70,730,621

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products — 0.3%
Domtar Corp.	300,857	$9,522,124
Louisiana-Pacific Corp.	268,157	9,967,396

		19,489,520

Personal Products — 0.5%
Coty Inc., Class A	1,544,671	10,843,590
Edgewell Personal Care Co.	296,279	10,245,328
Nu Skin Enterprises Inc., Class A	125,397	6,850,438

		27,939,356

Pharmaceuticals — 0.4%
Nektar Therapeutics(a)(b)	606,278	10,306,726
Prestige Consumer Healthcare Inc.(a)	273,108	9,523,276

		19,830,002

Professional Services — 0.5%
ManpowerGroup Inc.	313,756	28,294,516

Real Estate Management & Development — 0.8%
Jones Lang LaSalle Inc.	279,781	41,511,107

Road & Rail — 0.8%
Avis Budget Group Inc.(a)(b)	281,074	10,484,060
Landstar System Inc.	77,413	10,424,434
Ryder System Inc.	293,739	18,141,321
Werner Enterprises Inc.	171,090	6,710,150

		45,759,965

Semiconductors & Semiconductor Equipment — 0.7%
Cirrus Logic Inc.(a)	180,094	14,803,727
Silicon Laboratories Inc.(a)	97,946	12,472,443
Synaptics Inc.(a)(b)	97,872	9,434,861

		36,711,031

Software — 1.9%
ACI Worldwide Inc.(a)	292,766	11,250,997
Blackbaud Inc.	148,608	8,553,876
CDK Global Inc.	331,661	17,189,990
Ceridian HCM Holding Inc.(a)	290,821	30,989,886
CommVault Systems Inc.(a)	131,185	7,263,713
InterDigital Inc.	167,923	10,189,568
j2 Global Inc.(a)	86,433	8,443,640
Teradata Corp.(a)(b)	375,337	8,433,822

		102,315,492

Specialty Retail — 2.0%
American Eagle Outfitters Inc.	815,252	16,362,108
AutoNation Inc.(a)(b)	321,677	22,449,838
Dick’s Sporting Goods Inc.	358,297	20,139,874
Foot Locker Inc.	570,392	23,066,652
Murphy USA Inc.	144,819	18,952,463
Urban Outfitters Inc.(a)(b)	373,109	9,551,590

		110,522,525

Technology Hardware, Storage & Peripherals — 0.5%
NCR Corp.(a)	702,830	26,405,323

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.0%
Carter’s Inc.	238,493	$22,435,036
Columbia Sportswear Co.	96,291	8,413,908
Skechers U.S.A. Inc., Class A(a)	739,305	26,570,622

		57,419,566

Thrifts & Mortgage Finance — 1.3%
Essent Group Ltd.	306,400	13,236,480
MGIC Investment Corp.	1,849,968	23,217,098
New York Community Bancorp. Inc.	2,529,508	26,686,309
Washington Federal Inc.	413,259	10,637,287

		73,777,174

Trading Companies & Distributors — 1.1%
GATX Corp.	190,778	15,868,914
MSC Industrial Direct Co. Inc., Class A	124,723	10,525,374
Univar Solutions Inc.(a)	921,731	17,522,107
Watsco Inc.	67,986	15,402,228

		59,318,623

Water Utilities — 0.5%
Essential Utilities Inc.	608,598	28,780,599

Wireless Telecommunication Services — 0.2%
Telephone and Data Systems Inc.	542,668	10,077,345

Total Common Stocks — 99.8% (Cost: $5,244,806,555)		5,483,791,490

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	125,953,070	126,028,642
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	16,428,000	16,428,000

		142,456,642

Total Short-Term Investments — 2.6% (Cost: $142,361,441)		142,456,642

Total Investments in Securities — 102.4% (Cost: $5,387,167,996)		5,626,248,132

Other Assets, Less Liabilities — (2.4)%		(130,688,371)

Net Assets — 100.0%		$5,495,559,761

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® S&P Mid-Cap 400 Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$232,343,506	$—		$(106,458,079	)(a)	$25,714	$117,501	$126,028,642	125,953,070	$1,149,055	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,268,000	11,160,000	(a)	—		—	—	16,428,000	16,428,000	6,089		—

						$25,714	$117,501	$142,456,642		$1,155,144		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini Index	44	03/19/21	$10,135	$292,535

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,483,791,490	$—	$—	$5,483,791,490
Money Market Funds	142,456,642	—	—	142,456,642

	$5,626,248,132	$—	$—	$5,626,248,132

Derivative financial instruments(a)
Assets
Futures Contracts	$292,535	$—	$—	$292,535

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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